Operating Segments	12 Months Ended
Dec. 31, 2021
Disclosure of geographical areas [abstract]
Operating Segments

Note 23 - Operating Segments:

Until August 2018, the Company was engaged in a single operating segment - investments in portfolio companies in the biomed sector. Since the date of significant influence over Canndoc Ltd., the Company has 2 operating segments: (A) Investments in portfolio companies in the biomed sector, and (B) Investments in the medical cannabis sector.

A.	Investments in portfolio companies in the biomed sector: the Company has investments in Regenera, XTL, Cavnox and Novellus. These investments are measured at fair value through profit or loss. See Note 10.

Presented below are financial data regarding the segment:

	2021	2020
	NIS in thousands
Profit (Loss) from investment in XTL	(46)	199
Profit (Loss) from investment in Regenera	-	(39,910)
Profit ( Loss) from investment in Cavnox	-	-
Profit ( Loss) from investment in Novellus	(1,822)	2,516
	(1,868)	(37,195)

	2021	2020
	NIS in thousands
Fair value of the investment in XTL	330	376
Fair value of the investment in Regenera	-	-
Fair value of the investment in Cavnox	965	-
Fair value of the investment in Novellus	1,600	3,141
	2,895	3,517

B.	Investments in the medical cannabis sector: Canndoc, Cannolam, Pharmazone and other investments as described in Note 8. The Company’s Chief Operating Decision Maker (the CEO) reviews the financial results as a single business unit.

Note 23 - Operating Segments: (Cont.)

C.	Operating segment data:

Reconciliation of operating segment data include cancellation of assets of the cannabis segment, addition of the investment in accordance with the equity method, and addition of assets and liabilities which were not attributed to segments.

	NIS in thousands*
	Cannabis segment	Biomed segment	Reconciliations	Total

Year ended December 31, 2021
External revenue	219,677	-	-	219,677
Segment profit (loss)	44,646	(1,868)	-	42,778

General and administrative expenses not attributable to segments				(11,620)
Other expenses, net				(2,971)
Operating Profit				28,187

Segment assets (1)	551,435	2,895	131,994	686,324
Segment liabilities	132,562	-	94,571	227,133

	NIS in thousands*
	Cannabis segment	Biomed segment	Reconciliations	Total

Year ended December 31, 2020
External revenue	65,035	-	-	65,035
Segment profit (loss)	14,250	(37,195)	-	(22,945)

General and administrative expenses not attributable to segments				(10,892)
Other expenses, net				(4,563)
Operating loss				(38,400)

Segment assets (1)	114,559	3,517	208,194	326,270
Segment liabilities	23,935	-	10,226	34,161

	NIS in thousands*
	Cannabis segment	Biomed segment	Reconciliations	Total

Year ended December 31, 2019
External revenue	9,609	-	(683)	8,926
Segment profit (loss)	(12,567)	20,996	895	9,324

General and administrative expenses not attributable to segments				(71,361)
Other income, net				58,962
Equity losses				(340)
Operating loss				(3,415)

Segment assets (1)	47,846	40,087	194,300	282,233
Segment liabilities	53,518	-	(27,486)	26,032

(1)	In 2019 the Company consolidated Canndoc’s operating results for the first time, beginning in February 2019.